Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Amortization of above and below market leases	$ 1,801	$ 4,642	$ 6,288	$ 9,676
Amortization method			straight line
Estimated residual value	$ 0		$ 0